CONNER & WINTERS, LLP

LAWYERS

4000 ONE WILLIAMS CENTER

TULSA, OKLAHOMA 74172-0148

(918) 586-5711

FAX (918) 586-8548

_____

WRITER’S DIRECT NUMBER

(918) 586-8961

WRITER’S FAX NUMBER

(918) 586-8661

WRITER’S E-MAIL ADDRESS

mberman@cwlaw.com

March 30, 2007

Securities and Exchange Commission

100 F Street, N.E.,

Washington, D.C. 20549

Re:	Willbros Group, Inc.

 Post-Effective Amendment No. 1 to Form S-1 (Registration No. 333-135540)

Ladies and Gentlemen:

On behalf of Willbros Group, Inc. (the "Company"), submitted herewith for filing with your office pursuant to the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, is a complete Post-Effective Amendment No. 1 to Form S-1 (Registration No. 333-135540), including exhibits, covering the resale of the common stock of the Company issuable upon conversion of $84 million of the Company’s 6.5% senior convertible notes.

If you have any questions, please do not hesitate to call me at (918) 586-8961.

Very truly yours,

/s/	Mark D. Berman

Mark D. Berman

Enclosures

xc:	Mr. Van A. Welch

    Willbros Group, Inc.